Consolidated cash flow statements - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated cash flow statements [Abstract]
I. Profit/(loss) for the year		$ (104,887)	$ 1,667	$ (198,186)
Non-monetary adjustments
Depreciation, amortization and impairment charges		310,960	332,925	261,301
Financial (income)/expenses		443,517	397,966	553,300
Fair value (gains)/losses on derivative financial instruments		759	(1,761)	(4,292)
Shares of (profits)/losses from associates		(5,351)	(6,646)	(7,844)
Income tax		119,837	1,666	23,790
Changes in consolidation and other non-monetary items		(20,882)	(59,375)	(91,410)
II. Profit for the year adjusted by non monetary items		743,953	666,442	536,659
Variations in working capital
Inventories		(2,548)	(729)	(1,198)
Clients and other receivables		(23,799)	(15,001)	14,845
Trade payables and other current liabilities		22,474	11,422	9,994
Financial investments and other current assets/liabilities		(4,924)	6,341	49,420
III. Variations in working capital		(8,797)	2,033	73,061
Income tax received/(paid)		(4,779)	(1,953)	522
Interest received		4,139	3,342	1,600
Interest paid		(348,893)	(335,446)	(312,357)
A. Net cash provided by/(used in) operating activities		385,623	334,418	299,485
Investments in entities under the equity method		3,003	4,984	4,417
Investments in contracted concessional assets	[1]	30,058	(5,952)	(106,007)
Other non-current assets/liabilities		8,183	(3,637)	5,714
(Acquisitions)/Sales of subsidiaries and other financial instruments		30,124	(21,754)	(833,974)
B. Net cash used in investing activities		71,368	(26,359)	(929,850)
Proceeds from Project & Corporate debt		296,398	11,113	459,366
Repayment of Project & Corporate debt		(613,242)	(182,636)	(175,389)
Dividends paid to Company's shareholders		(99,483)	(35,509)	(137,166)
Proceeds from capital increase		0	0	664,120
Purchase of shares to non-controlling interests		0	(19,071)	0
C. Net cash provided by/(used in) financing activities		(416,327)	(226,103)	810,931
Net increase/(decrease) in cash and cash equivalents		40,664	81,956	180,566
Cash, cash equivalents and bank overdrafts at beginning of the year		594,811	514,712	354,154
Translation differences cash or cash equivalent		33,912	(1,857)	(20,008)
Cash and cash equivalents at the end of the year		$ 669,387	$ 594,811	$ 514,712

[1]	Includes proceeds for $42.5 million and investments for $12.4 million (see Note 6).